ORGANIZATION AND PRINCIPAL ACTIVITIES (Schedule of VIE's Consolidated Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Variable Interest Entity [Line Items]
Total current assets	$ 205,244	$ 342,577
Total assets	381,190	531,601
Total current liabilities	90,209	107,432
Total liabilities	114,593	133,968
AirMedia's VIEs [Member]
Variable Interest Entity [Line Items]
Total current assets	177,425	316,268
Total non-current assets	127,486	190,684
Total assets	304,911	506,952
Total current liabilities	71,535	101,197
Total non-current liabilities	24,384	26,536
Total liabilities	$ 95,919	$ 127,733